Summary of Pre-tax Impact of Derivative Instruments on Consolidated Statements of Operations and Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	$ (91)	$ (5,634)	$ (12,295)
Realized loss on financial instruments, net | Non-designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments		(5,408)	(12,295)
Unrealized gain (loss) on financial instruments, net | Non-designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments		5,220	(6,044)
Other comprehensive income (loss) | Designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	151,814	10,986	(12,307)
Interest income (expense) | Designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	$ 12,709	$ (8,771)	$ (2,806)